Net loss per share - Schedule of Computation of Basic And Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)			$ (10,768)
Less: net loss attributable to noncontrolling interests			(5,237)
Net loss applicable to Class A common shareholders			$ 5,531
Class A Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic and diluted weighted average outstanding shares			31,370,186
Basic and diluted net loss per unit applicable to shareholders:			$ (0.18)
European Wax Center, Inc. and Subsidiaries
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (5,531)	$ (6,543)	$ (5,531)
Less: net loss attributable to noncontrolling interests	$ (5,237)		$ (5,237)